Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost and expenses:
General and administrative	$ 9,042,150	$ 7,540,702
Research and development	2,020,388	3,305,612
Sales and marketing	150,927	540,002
Transaction costs incurred in connection with business combination	54,693,103
Depreciation and amortization	6,517	4,341
Loss from operations	(65,913,085)	(11,390,657)
Other income (expense):
Interest income	932,371	11,541
Gain on contribution to AirJoule, LLC	333,500,000
Equity loss from investment in AirJoule, LLC	(5,321,367)
Change in fair value of Earnout Shares liability	29,197,000
Change in fair value of True Up Shares liability	(1,634,000)
Change in fair value of Subject Vesting Shares liability	3,973,000
Gain on settlement of legal fees	2,207,445
Other income	10,245
Total other income, net	362,864,694	11,541
Income (loss) before income taxes	296,951,609	(11,379,116)
Income tax expense	(81,256,047)
Net income (loss)	$ 215,695,562	$ (11,379,116)
Class A Common Stock
Other income (expense):
Weighted average common stock outstanding, basic (in Shares)	47,964,244	32,680,981
Basic net income (loss) per share, common stock (in Dollars per share)	$ 4.15	$ (0.3)
Weighted average common stock outstanding, diluted (in Shares)	49,461,753	32,680,981
Diluted net income (loss) per share, common stock (in Dollars per share)	$ 4.03	$ (0.3)
Class B Common Stock
Other income (expense):
Weighted average common stock outstanding, basic (in Shares)	4,068,516	4,759,642
Basic net income (loss) per share, common stock (in Dollars per share)	$ 4.15	$ (0.3)
Weighted average common stock outstanding, diluted (in Shares)	4,068,516	4,759,642
Diluted net income (loss) per share, common stock (in Dollars per share)	$ 4.03	$ (0.3)